Digital Assets (Tables)	12 Months Ended
Mar. 31, 2026
Digital Assets [Abstract]
Schedule of Digital Assets
	2026	2025
	US$	US$
Digital assets held on exchange institutions	379,920,883	221,162,809
Digital assets receivable	20,973	—
	379,941,856	221,162,809